6. RIGHT-OF-USE ASSETS (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ 1,909	$ 954
New leases	1,617	840
Remeasurement of lease		115
End of leases	(674)
Right-of-use assets	2,852	1,909
Accumulated depreciation beginning balance	842	391
Depreciation	234	451
End of leases	(674)
Accumulated depreciation ending balance	402	842
Net book value	2,450	1,067
Buildings [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	1,297	457
New leases	1,617	840
Remeasurement of lease
End of leases	(253)
Right-of-use assets	2,661	1,297
Accumulated depreciation beginning balance	386	157
Depreciation	208	229
End of leases	(253)
Accumulated depreciation ending balance	341	386
Net book value	2,320	911
Office equipment [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	339	339
New leases
Remeasurement of lease
End of leases	(312)
Right-of-use assets	27	339
Accumulated depreciation beginning balance	321	167
Depreciation	3	154
End of leases	(312)
Accumulated depreciation ending balance	12	321
Net book value	15	18
Rolling Stock [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	273	158
New leases
Remeasurement of lease		115
End of leases	(109)
Right-of-use assets	164	273
Accumulated depreciation beginning balance	135	67
Depreciation	23	68
End of leases	(109)
Accumulated depreciation ending balance	49	135
Net book value	$ 115	$ 138